INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENTS IN ASSOCIATES
The following table represents the change in balance of investments in associates:

For the year ended
US$ MILLIONS	Dec. 31, 2025
Balance at the beginning of the period	$—
Acquisitions	605
Share of earnings for the year	25
Distributions	(21)
Disposition of interest	(314)
Ending Balance	$295
On March 26, 2025, our global intermodal logistics operation sold a 33% partial interest in a stabilized container subsidiary for net proceeds of approximately $120 million to our company (see Note 4 - Disposition of Businesses, for further details) and retained a 67% interest as an investment in associate.
On September 29, 2025, our global intermodal logistics operation sold an additional 33% partial interest in the stabilized container portfolio for net proceeds of approximately $425 million ($115 million to our company). On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $115 million ($30 million to our company) in other income (expense) on the Consolidated Statements of Operating Results.
The following tables summarize the aggregate balances of investments in associates on a 100% basis:

		As at December 31, 2025
		Total							Attributable to
US$ MILLIONS	Ownership Interest(1)	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Brookfield Infrastructure Partners LP(1)
Stabilized container portfolio	34%	$75	$1,974	$2,049	$191	$975	$1,166	$883	$588	$295
Total		$75	$1,974	$2,049	$191	$975	$1,166	$883	$588	$295

(1)Our company has an effective ownership interest of 9% with $80 million net assets attributable to our company.
The following tables present the gross amounts of revenue, net income, other comprehensive income from our company’s investments in associates for the year ended December 31, 2025:

	Year ended December 31, 2025
	Total				Share of earnings for the period
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Stabilized container portfolio	$220	$55	$—	$55	$25
Total	$220	$55	$—	$55	$25
The following tables present the cash flow activities of our company’s investments in associates for the year ended December 31, 2025:

	Year ended December 31, 2025
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Our company
Stabilized container portfolio	$177	$(17)	$(140)	$20	$15	$5
Total	$177	$(17)	$(140)	$20	$15	$5